Consolidated Balance Sheets (Unaudited) - USD ($)	Jul. 31, 2023	Oct. 31, 2022
CURRENT ASSETS:
Cash	$ 1,003,212	$ 3,685,893
Accounts receivable, net	710,608	574,606
Other receivable - related party - current portion	1,136,452	1,539,486
Inventories	3,591,991	1,239,725
Prepaid expenses	172,601	426,407
Income tax receivable	0	1,607,302
Total current assets	6,614,864	9,073,419
Fixed assets, net	3,016	0
Intangible assets, net	11,664,909	0
Other receivable - related party - net of current portion	1,840,475	2,164,646
Right of use asset - operating lease	1,056,767	1,198,969
TOTAL ASSETS	21,180,031	12,437,034
CURRENT LIABILITIES:
Accounts payable	125,011	40,023
Accounts payable - related party	2,308,373	0
Accrued expenses	540,516	1,099,157
Customer deposits	0	44,973
Customer refund due	618,403	0
Deferred revenue	0	235,274
Loans payable, net	483,078	0
Operating lease obligation - short term	179,861	166,051
Total current liabilities	4,255,242	1,585,478
LONG TERM LIABILITIES:
Operating lease obligation, net of current portion	914,761	1,050,776
TOTAL LIABILITIES	5,170,003	2,636,254
STOCKHOLDERS’ EQUITY:
Common stock ($.001 par value, 1,000,000,000 shares authorized, 58,261,090 and 56,169,090 shares issued and outstanding as of July 31, 2023, and October 31, 2022, respectively)	58,261	56,169
Additional paid-in capital	44,339,243	29,375,787
Accumulated deficit	(28,388,376)	(19,631,176)
Total Stockholders’ Equity	16,010,028	9,800,780
TOTAL LIABILITIES & EQUITY	21,180,031	12,437,034
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY:
Preferred Stock, Value, Issued	$ 900	$ 0